Consolidated statements of financial position - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 109,970,000	$ 38,990,000	$ 1,956,000
Other receivables	23,654,000	793,000	331,000
Prepayments and deposits	26,630,000	647,000	283,000
Total current assets	160,254,000	40,430,000	2,570,000
Non-current assets
Property, plant and equipment	247,562,000	15,935,000	8,038,000
Right-of-use assets	1,253,000	1,404,000	397,000
Goodwill	634,000	659,000	568,000
Deferred tax assets	2,235,000	911,000	0
Mining hardware prepayments	158,184,000	75,129,000	0
Other assets	338,000	0	0
Total non-current assets	410,206,000	94,038,000	9,003,000
Total assets	570,460,000	134,468,000	11,573,000
Current liabilities
Borrowings	60,484,000	71,983,000	1,961,000
Embedded derivatives	0	96,721,000	0
Income tax	1,204,000	533,000	0
Employee benefits	2,136,000	109,000	43,000
Trade and other payables	18,813,000	1,118,000	751,000
Provisions	2,469,000	0	0
Total current liabilities	85,106,000	170,464,000	2,755,000
Non-current liabilities
Borrowings	47,803,000	11,840,000	0
Deferred tax liabilities	189,000	1,618,000	0
Total non-current liabilities	47,992,000	13,458,000	0
Total liabilities	133,098,000	183,922,000	2,755,000
Equity
Issued capital	926,581,000	10,338,000	10,338,000
Reserves	(6,814,000)	2,843,000	725,000
Accumulated losses	(482,405,000)	(62,635,000)	(2,245,000)
Total equity/(deficit)	437,362,000	(49,454,000)	8,818,000
Total liabilities and equity	$ 570,460,000	$ 134,468,000	$ 11,573,000